Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014	[1]	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	[1]	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Data [Abstract]
Revenues	$ 6,463	$ 8,445		$ 11,151		$ 11,104		$ 9,933		$ 10,116		$ 11,241		$ 8,897		$ 7,347		$ 40,633		$ 37,601		$ 29,809
Cost of sales	5,340	7,282		9,594		9,867		8,948		9,258		10,355		7,909		6,563		35,691		34,085		26,045
Operating expenses	509	589		624		598		591		560		542		441		368		2,402		1,911		1,405
Operating Income	340	282		702		410		238		52		146		364		193		1,632		755		1,621
Net Earnings from Continuing Operations	188	159		414		240		104		6		74		249		105		917		434		903
Earnings (loss) from discontinued operations, net of tax	0	(27)		(1)		0		(1)		(3)		35		(11)		(1)		(29)		20		(133)
Net earnings	188	132		413		240		103		3		109		238		104		888		454		770
Net earnings (loss) attributable to Tesoro Corporation	$ 145	$ 145		$ 396		$ 224		$ 78		$ (7)		$ 99		$ 227		$ 93		$ 843		$ 412		$ 743
Net earnings (Loss) per share:
Basic	$ 1.17	$ 1.15	[2]	$ 3.10	[2]	$ 1.73	[2]	$ 0.59	[2]	$ (0.05)	[2]	$ 0.74	[2]	$ 1.67	[2]	$ 0.68	[2]	$ 6.56	[2]	$ 3.05	[2]	$ 5.33	[2]
Diluted	$ 1.15	$ 1.13	[2]	$ 3.05	[2]	$ 1.70	[2]	$ 0.58	[2]	$ (0.05)	[2]	$ 0.72	[2]	$ 1.64	[2]	$ 0.67	[2]	$ 6.44	[2]	$ 3.00	[2]	$ 5.25	[2]

[1]	The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.
[2]	Includes earnings (loss) attributable to Tesoro from continuing and discontinued operations. The sum of four quarters may not equal annual results due to rounding or the quarterly number of shares outstanding.